Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$630	$743,575

New York — 123.9%

Corporate — 3.7%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	12,210	16,819,690
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,160	1,196,700
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	635	784,343
AMT, 5.00%, 10/01/40	1,800	2,192,091

		20,992,824
County/City/Special District/School District — 28.8%
City of New York, GO
Series A-1, 5.00%, 08/01/47	2,725	3,441,593
Series F-1, 4.00%, 03/01/40	1,450	1,705,676
Series F-1, 5.00%, 03/01/50	2,730	3,402,953
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,265,469
Sub-Series D-1, 5.00%, 08/01/31	1,300	1,403,735
Sub-Series D-1, 5.00%, 10/01/33	5,540	5,559,545
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	5,435	5,926,672
Series E, 5.00%, 08/01/32	2,040	2,201,635
Series I, 5.00%, 08/01/22(b)	490	507,365
City of Yonkers New York, GO
Series B, (AGM, SAW), 4.00%, 02/15/36	205	244,290
Series B, (AGM, SAW), 4.00%, 02/15/37	325	385,230
Series B, (AGM, SAW), 4.00%, 02/15/38	355	420,401
Series B, (AGM, SAW), 3.00%, 02/15/39	325	350,389
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	2,126,363
Series B, (AGM), 5.00%, 07/01/45	2,185	2,643,616
County of Nassau New York, Refunding GO, Series A,
(AGM), 4.00%, 04/01/50	4,575	5,327,752
Erie County Industrial Development Agency, Refunding RB
Series A, (SAW), 5.00%, 05/01/28	750	876,233
Series A, (SAW), 5.00%, 05/01/29	4,060	4,737,914
Hudson Yards Infrastructure Corp. Refunding RB, 4.00%, 02/15/44	1,090	1,284,440
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	800	949,403
Series A, 5.00%, 02/15/42	6,225	7,345,133
Series A, 4.00%, 02/15/44	2,685	3,006,483
Ithaca City School District, Refunding GO
(BAM, SAW), 2.00%, 06/15/33	450	448,409
(BAM, SAW), 2.00%, 06/15/34	880	866,913
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	820	839,219
New York City Industrial Development Agency, RB,
(AGC), 0.00%, 03/01/43(c)	4,330	2,460,046
New York City Industrial Development Agency, RB,
CAB, (AGC), 0.00%, 03/01/39(c)	5,000	3,236,195

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York City Industrial Development Agency, Refunding RB 3.00%, 03/01/49	$2,215	$2,257,871
Series A, AMT, 5.00%, 07/01/28	930	955,758
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	1,000	1,087,075
Series A-2, 5.00%, 08/01/38	4,105	4,958,150
Sub-Series A-1, 5.00%, 08/01/40	1,025	1,257,906
Sub-Series A-3, 4.00%, 08/01/43	3,320	3,739,416
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,782,596
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,872,243
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,642,372
Sub-Series E-1, 5.00%, 02/01/43	975	1,155,236
Sub-Series F-1, 5.00%, 05/01/42	7,175	8,532,790
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	685	537,864
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,443,431
Series B, Sub Lien, 0.00%, 11/15/47	6,740	3,015,227
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,573,413
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,825	2,814,339
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	8,404,394
5.00%, 11/15/45	13,995	15,824,314
New York Liberty Development Corp., Refunding RB 5.00%, 11/15/31	2,570	2,574,480
5.00%, 11/15/44	2,000	2,003,488
2.88%, 11/15/46	2,000	2,003,894
5.75%, 11/15/51	3,000	3,006,045
Class 1, 4.00%, 09/15/35	1,090	1,104,496
Class 2, 5.00%, 09/15/43	3,725	3,780,875
Series 1, Class 1, 5.00%, 11/15/44(d)	6,110	6,673,959
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/23(b)	6,500	6,893,334
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,381,526
Series A, (SAW), 2.00%, 07/15/35	830	811,677
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	750	811,185

		161,862,426

Education — 14.4%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41(e)	880	951,482
4.00%, 07/01/51(e)	915	972,928
Series A, 5.00%, 12/01/31	250	282,283
Series A, 5.00%, 12/01/32	100	112,791
Series A, 4.00%, 12/01/34	110	120,467
Build NYC Resource Corp., RB, Series A, 4.00%, 06/15/56	530	560,921
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	975	1,089,474
Series A, 5.00%, 06/01/43	525	578,203
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	685	833,840
5.00%, 07/01/48	1,030	1,248,926

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	$1,180	$1,410,631
4.00%, 07/01/46	2,235	2,521,156
Hempstead Town Local Development Corp., Refunding RB 5.00%, 07/01/47	1,645	1,964,148
Series A, 3.00%, 07/01/51	2,815	3,004,345
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	930,198
Series B, 5.00%, 07/01/43	2,940	3,346,805
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,440	1,552,035
Series A, 4.00%, 07/01/39	500	545,783
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	4,580	6,584,350
Series B, 5.00%, 07/01/22(b)	3,840	3,961,033
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,356,121
Series A, 5.00%, 07/01/22(b)	10,220	10,542,127
Series A, 5.25%, 07/01/23(b)	12,930	13,989,575
Series A, 5.00%, 07/01/35	1,380	1,584,204
Series A, 4.00%, 07/01/37	240	263,916
Series A, 5.00%, 07/01/37	2,240	2,553,398
Series A, 5.00%, 07/01/38	1,475	1,775,959
Series A, 5.00%, 07/01/43	2,520	2,872,780
Series A, 5.00%, 07/01/46	2,490	2,964,467
Onondaga County Trust for Cultural Resources, RB, 5.00%, 12/01/21(b)	2,340	2,348,986
Troy Capital Resource Corp., Refunding RB 4.00%, 09/01/30	230	276,005
4.00%, 09/01/31	130	155,700
4.00%, 09/01/32	190	225,983
4.00%, 09/01/33	55	65,098
4.00%, 09/01/34	85	100,167
4.00%, 09/01/35	100	117,505
4.00%, 09/01/36	155	181,622
4.00%, 09/01/40	985	1,142,666
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,519,004
Series A, 5.00%, 07/01/41	825	914,993
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	380	449,874
Series A, 5.00%, 10/15/50	645	752,494

		80,724,443
Health — 5.2%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,870	3,133,357
Dutchess County Local Development Corp., Refunding RB
Series B, 4.00%, 07/01/37	340	387,987
Series B, 4.00%, 07/01/38	360	409,336
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	310,235
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	855	933,146
5.00%, 12/01/46	1,280	1,476,334

Security	Par (000)	Value

Health (continued)
Monroe County Industrial Development Corp., RB (continued)
Series A, 5.00%, 12/01/37	$350	$365,901
Monroe County Industrial Development Corp., Refunding RB 3.00%, 12/01/40	1,270	1,316,013
4.00%, 12/01/46	2,910	3,276,366
Series A, 5.00%, 12/01/32	830	868,529
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,018,432
Series D, 4.25%, 05/01/39	300	305,530
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	815	867,975
1st Series, 5.00%, 07/01/42	2,625	3,153,402
Series A, 5.00%, 05/01/32	3,525	4,036,407
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	3,070	3,200,616
Suffolk County Economic Development Corp., RB,
Series C, 5.00%, 07/01/32	625	696,635
Westchester County Healthcare Corp., Refunding RB,
Series A, Senior Lien, 5.00%, 11/01/21(b)	1,790	1,790,000
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(d)(e)	1,360	1,429,434

		28,975,635
Housing — 9.4%
New York City Housing Development Corp., RB, M/F Housing 4.00%, 11/01/43	790	846,267
Series A, (HUD SECT 8), 2.70%, 08/01/45	275	276,165
Series A, 2.90%, 11/01/50	900	909,353
Series B-1, 5.25%, 07/01/32	6,865	7,342,701
Series B-1, 5.00%, 07/01/33	1,675	1,783,017
Series D-1-B, 4.20%, 11/01/40	550	575,540
Series F-1, (FHA), 2.60%, 11/01/56	5,455	5,257,976
Series G-1, 3.90%, 05/01/45	550	565,372
Series H, 2.55%, 11/01/45	1,265	1,246,451
Series H, 2.60%, 11/01/50	2,175	2,121,138
Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	3,820	3,764,511
Series I-1-A, 3.95%, 11/01/36	550	587,683
Series I-1-A, 4.05%, 11/01/41	550	588,747
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	560	573,893
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,245	1,303,307
Series B-1-A, 3.75%, 11/01/54	1,725	1,808,261
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	1,045	1,111,207
Series D, (SONYMA), 3.80%, 11/01/49	2,050	2,162,162
Series E, (SONYMA), 3.80%, 11/01/49	1,130	1,191,826
Series H, 4.15%, 11/01/43	1,650	1,792,958
Series H, 4.20%, 11/01/48	1,095	1,183,329
Series M-1, (FHA), 2.65%, 11/01/54	765	732,907
Series P, 3.15%, 11/01/54	1,315	1,330,071
Series A, AMT, 4.65%, 11/15/38	1,500	1,503,442
State of New York Mortgage Agency, RB, S/F Housing, Series 225, 2.45%, 10/01/45	500	486,075

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	$1,095	$1,171,059
Series 218, AMT, 3.85%, 04/01/38	185	194,116
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,699,372
Series 231, 2.50%, 10/01/46	3,630	3,535,003
Series 194, AMT, 3.80%, 04/01/28	2,485	2,585,126
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,445	2,451,670

		52,680,705

State — 13.0%
County of Suffolk New York, Refunding GO, Catholic
Health Services, (BAM), 2.00%, 06/15/34	3,955	3,822,029
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 5.00%, 07/15/37	2,000	2,262,294
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	1,910	2,382,973
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3,
Subordinate, (SAW), 4.00%, 07/15/38	6,070	6,958,769
New York State Dormitory Authority, RB Series 2015B-C, 5.00%, 03/15/37	2,000	2,313,162
Series A, 5.00%, 03/15/39	1,610	1,969,341
Series A, 5.00%, 03/15/41	8,550	10,185,598
Series A, 5.00%, 02/15/42	3,000	3,539,121
Series B, 5.00%, 03/15/37	1,000	1,016,952
Series B, 5.00%, 03/15/39	2,280	2,733,563
Series B, 5.00%, 03/15/42	7,500	7,624,403
Series C, 4.00%, 03/15/45	3,900	4,384,598
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	6,200	7,106,496
Series B, 5.00%, 02/15/37	2,130	2,564,090
Series B, 4.00%, 02/15/46	2,835	3,172,286
Series E, 5.00%, 03/15/41	3,335	4,112,235
New York State Urban Development Corp., RB,
Series C, 5.00%, 03/15/32	2,000	2,124,860
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 4.00%, 10/15/24(b)	3,835	4,237,245
Town of Oyster Bay New York, Refunding GO, Series A, (AGM), 2.00%, 03/01/35	765	744,755

		73,254,770

Tobacco — 2.7%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,261,749
5.00%, 06/01/48	820	844,667
New York Counties Tobacco Trust VI, Refunding RB Series A-2-B, 5.00%, 06/01/45	2,460	2,782,014
Series A-2-B, 5.00%, 06/01/51	800	893,978
Series B, 5.00%, 06/01/41	655	733,238
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	1,650	1,832,011
5.25%, 05/15/40	2,250	2,436,678

Security	Par (000)	Value

Tobacco (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	$310	$365,576
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,910	3,148,763

		15,298,674

Transportation — 28.7%
Buffalo & Fort Erie Public Bridge Authority, RB 5.00%, 01/01/42	1,250	1,472,395
5.00%, 01/01/47	1,545	1,813,232
Metropolitan Transportation Authority, RB Series A, 5.00%, 11/15/21(b)	1,000	1,001,722
Series A, 5.00%, 05/15/23(b)	1,000	1,071,986
Series A, 5.00%, 11/15/42	3,500	4,174,565
Series A-1, 5.25%, 11/15/23(b)	5,405	5,943,603
Series D, 5.25%, 11/15/21(b)	3,450	3,456,257
Series E, 5.00%, 11/15/38	7,785	8,344,165
Series H, 5.00%, 11/15/22(b)	930	975,528
Series H, 5.00%, 11/15/31	760	794,261
Sub-Series B-3, 5.00%, 11/15/23(b)	3,250	3,557,385
Metropolitan Transportation Authority, Refunding RB Series A, 5.00%, 11/15/41	4,000	4,160,036
Series A, (AGM), 4.00%, 11/15/46	1,035	1,169,732
Series C-1, 4.75%, 11/15/45	1,795	2,100,611
Series C-1, 5.00%, 11/15/56	2,350	2,660,590
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,783,513
Sub-Series B-1, 5.00%, 11/15/51	2,815	3,291,670
Sub-Series B-2, 4.00%, 11/15/34	3,000	3,432,189
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	6,046,479
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,500	3,519,642
New York Liberty Development Corp., Refunding RB, 3.00%, 11/15/51	5,825	5,939,199
New York State Thruway Authority RB, 3.00%, 01/01/51	5,025	5,199,910
New York State Thruway Authority, RB
Series N, 5.00%, 01/01/35	550	690,747
Series A, Junior Lien, 5.00%, 01/01/41	2,110	2,428,559
New York State Thruway Authority, Refunding RB Series I, 5.00%, 01/01/22(b)	7,475	7,533,366
Series J, 5.00%, 01/01/41	6,275	6,840,836
Series K, 5.00%, 01/01/29	2,225	2,534,179
Series K, 5.00%, 01/01/31	1,500	1,701,719
Series L, 5.00%, 01/01/34	840	1,023,134
Series L, 5.00%, 01/01/35	970	1,181,364
Series B, Subordinate, 3.00%, 01/01/53	250	259,453
Series B, Subordinate, 4.00%, 01/01/53	985	1,112,845
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,575	1,687,989
Series A, AMT, 5.00%, 07/01/41	2,155	2,387,143
Series A, AMT, 5.00%, 07/01/46	1,735	1,921,110
Series A, AMT, 5.25%, 01/01/50	10,730	11,917,596
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,840	2,064,193
New York Transportation Development Corp., Refunding ARB
AMT, 2.25%, 08/01/26	2,195	2,241,288
AMT, 3.00%, 08/01/31	1,755	1,874,314
New York Transportation Development Corp., Refunding RB
Series A, Class A, AMT, 4.00%, 12/01/41	275	303,815

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., Refunding RB (continued)
Series A, Class A, AMT, 4.00%, 12/01/42	$275	$301,695
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	152,204
AMT, 5.00%, 04/01/35	110	133,605
AMT, 5.00%, 04/01/36	120	145,337
AMT, 5.00%, 04/01/37	140	169,104
AMT, 5.00%, 04/01/38	70	84,389
AMT, 5.00%, 04/01/39	95	114,176
Port Authority of New York & New Jersey, ARB,
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	5,895	6,521,550
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,601,981
Series 179, 5.00%, 12/01/38	1,390	1,512,515
178th Series, AMT, 5.00%, 12/01/43	750	811,761
195th Series, AMT, 5.00%, 04/01/36	1,500	1,772,311
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	762,856
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,111,802
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,241,685
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,150	1,327,581
Series B, 5.00%, 11/15/40	1,010	1,169,405
Series B, 5.00%, 11/15/45	1,500	1,728,548
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/38	1,000	1,046,361
Series A, 5.25%, 11/15/45	1,460	1,670,712
Series A, 5.00%, 11/15/50	4,500	5,089,315
Series C, 5.00%, 11/15/37	1,050	1,306,926
Triborough Bridge & Tunnel Authority, Refunding RB,
CAB, Series B, 0.00%, 11/15/32(c)	9,700	7,768,032

		161,156,171

Utilities — 18.0%
Long Island Power Authority, RB 5.00%, 09/01/35	2,000	2,463,852
5.00%, 09/01/36	975	1,182,536
5.00%, 09/01/37	3,825	4,701,357
5.00%, 09/01/42	335	401,794
5.00%, 09/01/47	1,075	1,284,305
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	590	696,131
Series B, 5.00%, 09/01/46	825	967,109
New York City Water & Sewer System, RB 3.00%, 06/15/50	2,750	2,864,048
Series DD-1, 4.00%, 06/15/49	1,365	1,536,436
Series DD-1, 3.00%, 06/15/50	970	1,007,774
Series CC-1, Subordinate, 3.00%, 06/15/51	2,730	2,878,384
Series CC-1, Subordinate, 4.00%, 06/15/51	5,455	6,317,965
New York City Water & Sewer System, Refunding RB
Series DD, 5.25%, 06/15/47	4,140	4,971,850
Series EE, 5.00%, 06/15/40	5,170	6,274,994
Series HH, 5.00%, 06/15/39	3,000	3,444,093
Sub-Series AA-1, 3.00%, 06/15/50	1,700	1,772,224
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(b)	4,920	4,928,536
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	1,195	1,361,545
Series B, 5.00%, 03/15/45	5,145	5,841,906

Security	Par (000)	Value

Utilities (continued)
New York State Environmental Facilities Corp., RB (continued)
Series B, Subordinate, 5.00%, 06/15/48	$1,345	$1,649,620
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/40	4,275	4,909,812
Series A, 5.00%, 06/15/45	18,920	21,640,242
Suffolk County Water Authority RB, Series B, 3.00%, 06/01/45	5,500	5,836,748
Utility Debt Securitization Authority, Refunding RB,
Series TE, Restructured, 5.00%, 12/15/41	9,960	10,842,675
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(b)	1,185	1,365,831

		101,141,767

Total Municipal Bonds in New York		696,087,415

Puerto Rico — 4.7%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	805,302
Series A-1, Restructured, 5.00%, 07/01/58	1,042	1,176,376
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,511,115
Series A-2, Restructured, 4.78%, 07/01/58	123	137,048
Series B-1, Restructured, 4.75%, 07/01/53	746	827,005
Series B-1, Restructured, 5.00%, 07/01/58	9,024	10,164,327
Series B-2, Restructured, 4.33%, 07/01/40	7,120	7,820,914
Series B-2, Restructured, 4.78%, 07/01/58	722	803,850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,522	3,427,036

Total Municipal Bonds in Puerto Rico		26,672,973

Total Municipal Bonds — 128.7% (Cost: $669,803,562)		723,503,963

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 29.4%

County/City/Special District/School District — 2.9%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	3,500	3,853,309
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(g)	3,157	3,160,771
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series D-1, 5.00%, 11/01/38	4,125	4,125,000
Sub-Series F-1, 5.00%, 05/01/38	4,123	4,964,124

		16,103,204

Education — 1.6%
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 07/01/50	5,892	6,764,051
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	1,981	2,142,408

		8,906,459

Housing — 3.4%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,733	2,867,564
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	4,370	4,766,189

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	$2,625	$2,761,358
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	5,457	5,829,980
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,413	2,613,091
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	441	454,788

		19,292,970

State — 4.6%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	2,000	2,484,665
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(g)	3,549	4,357,028
New York State Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/45	1,001	1,148,283
Sales Tax Asset Receivable Corp., Refunding RB(b)
Series A, 4.00%, 10/15/24	8,000	8,839,104
Series A, 5.00%, 10/15/24	7,995	9,068,313

		25,897,393

Transportation — 12.0%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	18,000	18,100,518
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	3,645	3,706,036
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(g)	5,953	6,774,845
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,805	3,123,696
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,900	4,493,453
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,800,443
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	15,000	17,456,625
Series C-2, 5.00%, 11/15/42	6,675	8,085,448

		67,541,064

Utilities — 4.9%
New York City Water & Sewer System, Refunding RB 5.00%, 06/15/38(g)	1,391	1,688,862
Series BB, 5.00%, 06/15/44	3,991	4,014,171
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	6,557	7,505,822
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,500	4,135,535
Series B, 4.00%, 12/15/35	2,980	3,387,519
Series TE, Restructured, 5.00%, 12/15/41	5,998	6,529,760

		27,261,669

Total Municipal Bonds in New York		165,002,759

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4% (Cost: $155,913,018)		165,002,759

Total Long-Term Investments — 158.1% (Cost: $825,716,580)		888,506,722

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	5,835,560	$5,835,560

Total Short-Term Securities — 1.0% (Cost: $5,835,560)		5,835,560

Total Investments — 159.1% (Cost: $831,552,140)		894,342,282

Other Assets Less Liabilities — 1.1%		5,822,295

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.2)%		(90,782,629)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.0)%		(247,411,613)

Net Assets Applicable to Common Shares — 100.0%		$561,970,335

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2025 to February 15, 2047, is $8,949,476.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$20,584,473	$—	$(14,748,913	)(a)	$—	$—	$5,835,560	5,835,560	$89	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	125	12/21/21	$16,332	$146,560
U.S. Long Bond	84	12/21/21	13,508	51,019
5-Year U.S. Treasury Note	118	12/31/21	14,360	98,099

				$295,678

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$723,503,963	$—	$723,503,963
Municipal Bonds Transferred to Tender Option Bond Trusts	—	165,002,759	—	165,002,759

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,835,560	$—	$—	$5,835,560

	$5,835,560	$888,506,722	$—	$894,342,282

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts.	$295,678	$—	$—	$295,678

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(90,769,676)	$—	$(90,769,676)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(338,469,676)	$—	$(338,469,676)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7